Notes Payable	12 Months Ended
Mar. 31, 2023
Notes Payable [Abstract]
Notes Payable

Note 7 — Notes Payable

On July 1, 2020, LiveOne acquired the Company, which had previously obtained a PPP loan with a balance of $0.5 million as of March 31, 2021. In May 2021, the Company received confirmation from the SBA that the entire balance of such PPP loan was forgiven as a result of the Company’s application and acceptance under the terms of the CARES Act.

On March 20, 2021, the Company received proceeds of $0.6 million from a second loan (the “Second PPP Loan”) under the PPP of the CARES Act, which the Company intended to use to retain employees and for other qualifying expenses. The Second PPP Loan matures on March 20, 2026 and bears annual interest at a rate of 1.0%. In March 2022, the Company received confirmation from the SBA that the entire balance of the Second PPP Loan was forgiven as a result of the Company’s application and acceptance under the terms of the CARES Act.

During the year ended March 31, 2022, the Company recorded a gain in other income of $1.1 million.